Prepayments - Schedule of Prepayments (Details) - USD ($)		Dec. 31, 2025		Dec. 31, 2024
Prepayments
Prepayment – fuel expenses	[1]	$ 18,967,434		$ 7,455,660
Prepayment – Parts and spares costs		2,460,682		189,842
Prepayment – material purchase		4,930,883	[2]
Prepayment – insurance expenses		153,270		114,978
Prepayment -highway bridge expenses		911,075
Prepayment – others		24,403		26,076
Total prepayments		$ 27,447,747		$ 7,786,556

[1]	Due to significant volatility in fuel prices in the market, the Company has sought to optimize its overall cost structure by purchasing fuel when prices are relatively low for future consumption. This strategy is intended to mitigate the risk of excessive operating costs resulting from substantial increases in fuel prices. Prepaid fuel expenses primarily represent advance payments made to five fuel suppliers. In addition, in anticipation of substantial growth in its operations in the coming years, the Company has increased its prepaid fuel balances to support expected future fuel requirements.
[2]	As of December 31, 2025, the Company had entered into two material purchase agreements with Tline Supply Chain Management Co., Ltd. and Anji Nengqi Technology Co., Ltd. for total consideration of $640,940 and $4,289,943, respectively. Subsequent to year-end and as of the date of this report, both agreements were cancelled, and the related prepaid amounts were fully refunded to the Company.